Income tax	9 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
7. Income tax

The Partnership is not subject to Marshall Islands corporate income taxes. The Partnership is subject to tax for earnings of its subsidiaries incorporated in Singapore, Indonesia, Colombia, Cyprus and the UK and for certain Colombian source income. The income tax expense recorded in the consolidated income statements was $2,050 and $2,185 for the three months ended September 30, 2018 and 2017, respectively, and $ 6,025 and $5,982 for the nine months ended September 30, 2018 and 2017, respectively. For the three and nine months ended September 30, 2018 and 2017, the income tax expense largely related to the activities in Singapore, Indonesia and Colombia. The Singapore subsidiary’s taxable income mainly arises from internal interest income. The charterer in Colombia pays certain taxes directly to the Colombian tax authorities on behalf of the Partnership’s subsidiaries that own and operate the
Höegh Grace
. The tax payments are a mechanism for advance collection of income taxes for the Colombian subsidiary and a final income tax on Colombian source income for the non-Colombian subsidiary. The Partnership concluded these third party payments to the tax authorities represent income taxes that must be accounted for under the US GAAP guidance for income taxes. The amount of non-cash income tax expense was $204 and $615 for the three and nine months ended September 30, 2018, respectively. The amount of non-cash income tax expense was $200 and $632 for the three and nine months ended September 30, 2017, respectively.

Benefits of uncertain tax positions are recognized when it is more-likely-than-not that a tax position taken in a tax return will be sustained upon examination based on the technical merits of the position. For the three and nine months ended September 30, 2018, the estimated generation of taxable income resulted in the utilization of $713 and $1,499, respectively, of tax loss carryforward in Indonesia which was not recognized due to the uncertainty of this tax position. For the three and nine months ended September 30, 2017, the estimated generation of taxable income resulted in the utilization of $95 and $318, respectively, of tax loss carryforward in Indonesia. As a result, an income tax payable of $1,499 and $318 was recorded for the uncertain tax position as of September 30, 2018 and 2017, respectively. Refer to note 14.